REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 659,325	$ 522,310	$ 413,439
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	544,131	431,295	376,718
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106,386	90,980	36,687
Subscription resales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,525	0	0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 283	$ 35	$ 34